Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

October 18, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re: Commodities & Currencies Trust and Commodities & Currencies Master Trust.

Ladies and Gentlemen:

On behalf of registrant Commodities & Currencies Trust and its co-registrant, Commodities & Currencies Master Trust (together, the “Registrants”), as well as ProShare Capital Management LLC, in its capacity as managing owner of the Registrants, transmitted herewith for filing via the Securities and Exchange Commission’s EDGAR system is a Registration Statement on Form S-1.

The filing fee of $1,547.28 has been sent by wire transfer to Mellon Bank account number 9108739.

If you have any comments or questions regarding this filing, you may contact me at 212-878-4931 or Tony Lopez at 212-878-4950.

Very truly yours,

/S/ STUART STRAUSS
Stuart Strauss

cc: Anthony A. Lopez III